Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 24,899,189	₩ 23,436,050	₩ 23,546,929
Non-current assets	18,795,263	17,566,464
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	24,832,068	23,376,218	23,481,703
Non-current assets	18,718,584	17,426,879
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	67,121	59,832	₩ 65,226
Non-current assets	₩ 76,679	₩ 139,585